Other Operating Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income [Abstract]
Adjustments and Interest on Miscellaneous Receivables	$ 2,525,156	$ 2,841,241	$ 2,611,069
Rental of safe deposit boxes	1,600,325	1,693,849	1,451,645
Services Rendered	386,521	407,707	454,311
Income related to foreign trade	249,141	252,192	654,422
Proceeds From Electronic Transactions	211,050	282,143	301,719
Result for initial recognition of public titles	15,295
Gain from the sale of non-current assets held for sale			7,852,032
Other operating income	3,208,439	4,066,877	4,760,940
TOTAL	$ 8,195,927	$ 9,544,009	$ 18,086,138